CAPITAL MANAGEMENT INVESTMENT TRUST
140 Broadway
New York, New York 10005
(888) 626-3863

April 7, 2009

VIA EDGAR
==========

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:
Capital Management Investment Trust (“Trust”) (File Nos. 33-85242 and 811-08822); on behalf of Capital Management Mid-Cap Fund and Capital Management Small-Cap Fund (“Funds”), each a series of the Trust

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and the statements of additional information for the Funds do not differ from those contained in Post-Effective Amendment No. 17 to the Trust’s Registration Statement on Form N-1A, which was filed electronically on March 30, 2009.

If you have any questions concerning the foregoing, please call the undersigned at 215-830-8990 extension 101.

Sincerely,
Capital Management Investment Trust

/s/ David F. Ganley

David F. Ganley
Secretary and Assistant Treasurer

cc:	Jeffrey T. Skinner, Esq.
Kilpatrick Stockton LLP
1001 West Fourth Street
Winston-Salem, North Carolina 27101

Thomas W. Steed, III,  Esq.
Kilpatrick Stockton LLP
3737 Glenwood Avenue
Suite 400
Raleigh, North Carolina 27612